LIBERTY FUNDS TRUST I                                 LIBERTY FUNDS TRUST VI
Liberty High Yield Securities Fund                    Liberty Small-Cap Value Fund
Liberty Income Fund                                   Liberty Growth & Income Fund
Liberty Strategic Income Fund                         Liberty Newport Asia Pacific Fund
Liberty Tax-Managed Aggressive Growth Fund
Liberty Tax-Managed Value Fund                        LIBERTY FUNDS TRUST VII
Liberty Tax-Managed Growth Fund                       Liberty Newport Tiger Fund
Liberty Tax-Managed Growth Fund II                    Liberty Newport Europe Fund


LIBERTY FUNDS TRUST II                                LIBERTY-STEIN ROE FUNDS INCOME TRUST
Liberty Newport Japan Opportunities Fund              Liberty High Yield Bond Fund, Class A
Liberty Newport Greater China Fund                    Liberty Income Bond Fund, Class A
Liberty Money Market Fund                             Liberty Intermediate Bond Fund
Liberty Intermediate Government Fund
Liberty Intermediate Bond Fund


LIBERTY FUNDS TRUST III                                 LIBERTY-STEIN ROE FUNDS INVESTMENT
Liberty Newport Global Equity Fund                        TRUST
Liberty Newport International Equity Fund               Liberty Midcap Growth Fund
Liberty Select Value Fund                               Liberty Focus Fund, Class A
Liberty Federal Securities Fund                         Liberty Small Company Growth Fund, Class A
The Liberty Fund                                        Liberty Capital Opportunities Fund, Class A
Liberty Contrarian Small-Cap Fund                       Liberty Growth Investor Fund
Liberty Contrarian Equity Fund
Liberty Contrarian Income Fund                          LIBERTY-STEIN ROE FUNDS MUNICIPAL
Liberty Contrarian Fund                                   TRUST
                                                        Liberty High Income Municipals Fund, Class A
LIBERTY FUNDS TRUST IV                                  Stein Roe Intermediate Municipals Fund,
Liberty Municipal Money Market Fund                       Classes A, B, C

LIBERTY FUNDS TRUST V                                   LIBERTY-STEIN ROE ADVISOR TRUST
Liberty California Tax-Exempt Fund                      Liberty Young Investor Fund
Liberty Connecticut Tax-Exempt Fund                     Liberty Growth Stock Fund
Liberty Massachusetts Tax-Exempt Fund
Liberty New York Tax-Exempt Fund                        LIBERTY FLOATING RATE ADVANTAGE
Liberty Ohio Tax-Exempt Fund                              FUND

                                                        LIBERTY FLOATING RATE FUND


       Supplement to Prospectuses and Statements of Additional Information


The Funds' transfer agent, Liberty Funds Services, Inc., has a new mailing address. All correspondence in connection with purchases, sales and exchanges of the Fund shares should be addressed to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081. The former address, P.O. Box 1722, Boston, MA 02105-1722, will no longer be used.


G-36/512J-0402                                                    April 22, 2002